                        SUPPLEMENT TO THE PROSPECTUSES
                              AND STATEMENTS OF
                          ADDITIONAL INFORMATION OF

                          KEYSTONE AMERICA HARTWELL
                          EMERGING GROWTH FUND, INC.
                             KEYSTONE OMEGA FUND
                      KEYSTONE GLOBAL OPPORTUNITIES FUND

  The prospectus and statement of additional information of each of the above-named funds (each a "Fund") are hereby supplemented as follows:

  Beginning January 1, 1996 through March 31, 1996 ("Offering Period"), Keystone Investment Distributors Company will reallow to brokers or others a commission based on the price paid for each Class A Fund share sold, at the following rates: full reallowance plus an additional .50% for each Class A Fund share sold with respect to purchases in an amount not exceeding $499,999, and full reallowance for each Class A Fund share sold with respect to purchases in an amount in excess of $499,999.

  In addition, during the Offering Period, Keystone Investment Distributors Company will reallow to brokers or others a commission equal to 4.75% of the price paid for each Class B Fund share sold as well as payment in advance of a shareholder service fee at a rate of 0.25% per annum of the net asset value of shares maintained by such recipients outstanding on the books of the Fund for specified periods, as described in each Fund's prospectus.

  Such payments will be made to those dealers and others selling such shares who pay to their registered representatives making such sales a portion of the additional amount payable under this special dealer offer, determined in accordance with their regular payment arrangements with such persons for sales not made under a special dealer offer.
                                                                        (over)
                                                                     EQUITY-SK

                        SUPPLEMENT TO THE PROSPECTUSES
                              AND STATEMENTS OF
                          ADDITIONAL INFORMATION OF

                     KEYSTONE STRATEGIC GROWTH FUND (K-2)
                         KEYSTONE MID-CAP FUND (S-3)
                   KEYSTONE SMALL COMPANY GROWTH FUND (S-4)

  The prospectus and statement of additional information of each of the above-named funds (each a "Fund") are hereby supplemented as follows:

  Beginning January 1, 1996 through March 31, 1996 ("Offering Period"), Keystone Investment Distributors Company will reallow to brokers or others a commission equal to 5% of the price paid for each Fund share sold as described in each Fund's prospectus.

  Such payments will be made to those dealers and others selling such shares who pay to their registered representatives making such sales a portion of the additional amount payable under this special dealer offer, determined in accordance with their regular payment arrangements with such persons for sales not made under a special dealer offer.

December 26, 1995